Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 5,190	$ 599	$ 726
Accounts receivable	1,644	1,592	2,232
Prepaid expenses and other current assets	430	224	435
Total current assets	7,264	2,415	3,393
Property and equipment, net	93	86	105
Total assets	7,357	2,501	3,498
Current liabilities:
Accounts payable	2,593	2,588	2,590
Promissory Note
Deferred revenue, current	636	562	776
Current portion of long-term debt	2,343	1,555
Accrued and other current liabilities	2,715	2,648	1,967
Total current liabilities	8,287	8,118	7,203
Long-term debt, net of current portion	5,323	5,657	12,808
Total liabilities	13,610	13,775	20,011
Commitments and contingencies (Note 11)
Mezzanine Equity
Convertible Preferred Stock, $0.0001 par value; 1,246,063 shares and 1,561,892 shares authorized, at June 30, 2026 and December 31, 2025, respectively, 821,796 and 1,237,717 shares issued and outstanding as of June 30, 2025 and December 31, 2025, respectively	7,153	11,389
Stockholders’ deficit
Series preferred stock, $0.0001 par value; 148,438,108 shares and 148,438,108 shares authorized, at June 30, 2026 and December 31, 2025, respectively, 14,651,864 and 17,494,820 shares issued and outstanding as of June 30, 2026 and December 31, 2025, respectively	2	2	3
Common stock, $0.0001 par value; 12,500,000 and 12,500,000 shares authorized at June 30, 2026 and December 31, 2025, respectively; 1,498,664 and 694,822 shares issued and outstanding as of June 30, 2026 and December 31, 2025, respectively	1	1	1
Additional paid in capital	137,681	116,556	111,509
Accumulated other comprehensive income	(111)	(70)	44
Accumulated deficit	(150,979)	(139,152)	(128,070)
Total stockholders’ deficit	(13,406)	(22,663)	(16,513)
Total liabilities, redeemable convertible preferred stock, and stockholders’ deficit	7,357	2,501	3,498
Related Party [Member]
Current liabilities:
Related party loan		$ 765	$ 1,870